Intangible assets, net (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 05, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Intangible assets
Total		¥ 107,882	¥ 107,665
Accumulated amortization		(25,315)	(3,208)
Intangible assets, net		82,567	104,457
Amortization expense		¥ 22,107	2,868	¥ 340
Yi Zhang | Acquisition of non-controlling interest in Hangzhou Dayi
Intangible assets
Minimum contractual period of exclusive cooperation rights		5 years
Minimum percentage of beneficial interest of the acquiree to keep the contractual right		5.00%
Exclusive cooperation rights
Intangible assets
Total		¥ 103,000	103,000
Accumulated amortization		(22,317)	(1,717)
Minimum contractual period of exclusive cooperation rights	5 years
Minimum percentage of beneficial interest of the acquiree to keep the contractual right	5.00%
Accounts in social media platforms
Intangible assets
Total		4,080	4,080
Accumulated amortization		(2,380)	(1,360)
Trademarks and software
Intangible assets
Total		802	585
Accumulated amortization		¥ (618)	¥ (131)